Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

At June 30, 2023 and December 31, 2022, the Company’s prepaid expenses and other current assets consists of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Prepaid expenses	314	89
Other receivables	5	228
Prepaid and Other Current Assets	319	317

At December 31, 2022 and 2021, the Company’s prepaid expenses and other current assets consists of the following:

	December 31,	December 31,
	2022	2021
Prepaid expenses	$89,197	$83,975
Preopening expenses	—	602
Other receivables	228,242	1,704,751
Prepaid and Other Current Assets	$317,439	$1,789,328